Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Certain Awards

Historically, equity incentive awards made by the Company have consisted of performance-vested RSUs and time-vested restricted stock. As such, the Company has not formulated any policy or practices with respect to the timing of awards of options in relation to the disclosure of material nonpublic information by the Company.